COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
Commitments And Contingencies

15.  COMMITMENTS AND CONTINGENCIES

Commitments

The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. The Company did not make any matching contributions to the 401(k) plan for the nine months ended September 30, 2021 and 2020.

The Company was awarded a $1,610 grant from the Bill & Melinda Gates Foundation (“BMGF”) for the provision and equipping of 20 sites with the Hyperfine portable point-of-care MRI system to enable the performance of a multi-site study focused on optimizing diagnostic image quality (the “Project”). During the three months ended September 30, 2021, the Company was awarded an additional $3,300 grant from the BMGF, of which $2,500 was received for the provision and equipping of 5 sites during the third quarter of 2021, $350 is for personnel costs and $450 is for equipment costs to be received by April 2022. The funds are accounted for as restricted cash with an offset to deferred grant revenue and at September 30, 2021 and December 31, 2020, the Company has $3,467 and $1,610, respectively, on the condensed consolidated and combined balance sheets. Any grant funds, plus any income, that have not been used for, or committed to, the Project must be returned promptly to the BMGF upon expiration of or termination of the agreement.

As of September 30, 2021, the Company had an obligation under the contract with its contract manufacturer of $2,620 and under a research services agreement with an academic institution of $40. The majority of these obligations are due in the next 12 months.

Contingencies

The Company does not have any outstanding or ongoing litigation and legal matters where, based on present information, including its assessment of the merits of the particular claims, the Company believes it is reasonably possible that any asserted or unasserted legal claims or proceedings, individually or in aggregate, will have a material adverse effect on its results of operations, or financial condition. The ultimate outcome of any legal matter cannot be predicted with certainty.

The Company enters into indemnification provisions under some agreements with other parties in the ordinary course of business, including business partners, investors, contractors, and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of the Company’s activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in any particular case. To date, losses recorded in the condensed consolidated and combined statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.

15.  COMMITMENTS AND CONTINGENCIES

Commitments

The Company sponsors a 401(k) defined contribution plan covering all eligible US employees. Contributions to the 401(k) plan are discretionary. The Company did not make any matching contributions to the 401(k) plan for the years ended December 31, 2020 and 2019.

The Company was awarded a $1,610 grant from the BMGF for the provision and equipping of 20 sites with the Hyperfine portable point-of-care MRI system to enable the performance of a multi-site study focused on optimizing diagnostic image quality (the

“Project”). The funds are accounted for as restricted cash with an offset to deferred grant revenue on the combined balance sheet at December 31, 2020. Any grant funds, plus any income, that have not been used for, or committed to, the Project must be returned promptly to BMGF upon expiration of or termination of the agreement.

As of December 31, 2020, we have an obligation under a research services agreement with an academic institution of $0.1 million, the majority of which is due in the next year.

Contingencies

The Company does not have any outstanding or ongoing litigation and legal matters where, based on present information, including our assessment of the merits of the particular claims, we believe it is reasonably possible that any asserted or unasserted legal claims or proceedings, individually or in aggregate, will have a material adverse effect on our results of operations, or financial condition. The ultimate outcome of any legal matter cannot be predicted with certainty.

The Company enters into indemnification provisions under some agreements with other parties in the ordinary course of business, including business partners, investors, contractors, and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of the Company’s activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the combined statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.